Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equty (Deficit) - USD ($) $ in Thousands	Ordinary shares Class A	Ordinary shares Class B	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total Company’s equity (deficit)	Non-controlling interests	Total
Balance at Dec. 31, 2023	$ 4	$ 26	$ 633,528	$ (564,514)	$ (4,294)	$ 64,750	$ (3,816)	$ 60,934
Balance (in Shares) at Dec. 31, 2023	36,350,011	255,849,682
Net loss				(32,206)		(32,206)	(479)	(32,685)
Foreign currency translation					(342)	(342)		(342)
Contribution from shareholders
Balance at Jun. 30, 2024	$ 4	$ 26	633,528	(596,720)	(4,636)	32,202	(4,295)	27,907
Balance (in Shares) at Jun. 30, 2024	36,350,011	255,849,682
Balance at Dec. 31, 2024	$ 4	$ 26	678,528	(737,049)	(4,105)	(62,596)	(3,971)	(66,567)
Balance (in Shares) at Dec. 31, 2024	36,350,011	255,849,682
Net loss				(2,236)		(2,236)	(115)	(2,351)
Foreign currency translation					(242)	(242)	(55)	(297)
Balance at Jun. 30, 2025	$ 4	$ 26	$ 678,528	$ (739,285)	$ (4,347)	$ (65,074)	$ (4,141)	$ (69,215)
Balance (in Shares) at Jun. 30, 2025	36,350,011	255,849,682